Stock-based compensation - Summary of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	11,823,310	6,796,039	7,557,574
Weighted average remaining contractual life of outstanding share options (years)	5 years 9 months 25 days	5 years 6 months 21 days
Weighted average exercise price, options outstanding (in USD per share)	$ 38.37	$ 24.48	$ 15.38
Number of share options exercisable (in shares) | shares	2,600,818	1,523,685
Weighted average remaining contractual life of share options exercisable (years)	4 years 5 months 12 days	5 years 1 month 17 days
Weighted average exercisable price, options expired (in USD per share)	$ 23.05	$ 17.40
Exercise price range one
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,735,944	1,551,131
Weighted average remaining contractual life of outstanding share options (years)	4 years 9 months 25 days	4 years 6 months 3 days
Weighted average exercise price, options outstanding (in USD per share)	$ 11.60	$ 3.95
Number of share options exercisable (in shares) | shares	1,017,325	419,063
Weighted average remaining contractual life of share options exercisable (years)	3 years 3 months 10 days	3 years 11 months 8 days
Weighted average exercisable price, options expired (in USD per share)	$ 5.02	$ 3.09
Exercise price range one | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	0.30	0.30
Exercise price range one | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 21.90	$ 4.86
Exercise price range two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,137,518	1,334,262
Weighted average remaining contractual life of outstanding share options (years)	5 years 8 months 1 day	5 years 4 months 6 days
Weighted average exercise price, options outstanding (in USD per share)	$ 24.29	$ 14.22
Number of share options exercisable (in shares) | shares	796,323	472,154
Weighted average remaining contractual life of share options exercisable (years)	5 years 1 month 13 days	5 years 4 months 9 days
Weighted average exercisable price, options expired (in USD per share)	$ 24.90	$ 14.77
Exercise price range two | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	21.91	4.87
Exercise price range two | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 27.52	$ 24.52
Exercise price range three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,238,268	1,424,350
Weighted average remaining contractual life of outstanding share options (years)	6 years 4 months 2 days	5 years 11 months 1 day
Weighted average exercise price, options outstanding (in USD per share)	$ 30.75	$ 25.82
Number of share options exercisable (in shares) | shares	302,339	308,005
Weighted average remaining contractual life of share options exercisable (years)	4 years 11 months 8 days	5 years 9 months 29 days
Weighted average exercisable price, options expired (in USD per share)	$ 28.71	$ 25.53
Exercise price range three | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	27.53	24.53
Exercise price range three | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 33.19	$ 26.73
Exercise price range four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,855,419	1,308,231
Weighted average remaining contractual life of outstanding share options (years)	6 years 3 months	5 years 11 months 12 days
Weighted average exercise price, options outstanding (in USD per share)	$ 45.76	$ 29.54
Number of share options exercisable (in shares) | shares	286,652	179,099
Weighted average remaining contractual life of share options exercisable (years)	5 years 25 days	5 years 10 months 13 days
Weighted average exercisable price, options expired (in USD per share)	$ 38.86	$ 28.73
Exercise price range four | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	33.20	26.74
Exercise price range four | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 65.89	$ 33.52
Exercise price range five
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,856,161	1,178,065
Weighted average remaining contractual life of outstanding share options (years)	6 years 2 months 19 days	6 years 3 months 18 days
Weighted average exercise price, options outstanding (in USD per share)	$ 75.73	$ 55.88
Number of share options exercisable (in shares) | shares	198,179	145,364
Weighted average remaining contractual life of share options exercisable (years)	6 years 1 month 20 days	5 years 5 months 19 days
Weighted average exercisable price, options expired (in USD per share)	$ 76.67	$ 35.96
Exercise price range five | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	65.90	33.53
Exercise price range five | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)	$ 94.03	$ 72.94